Segment information - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	£ 12,801.1	£ 12,002.8	[1]	£ 13,234.1	[1]
Headline operating profit	1,493.5	1,260.5		1,560.6
Non-current assets	12,193.2	11,962.9
North America
Disclosure of geographical areas [line items]
Revenue	4,494.2	4,464.9		4,854.7
Revenue less pass-through costs	3,849.2	3,743.4		4,034.3
Headline operating profit	655.7	611.9		662.0
Non-current assets	5,075.4	4,962.1
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,866.9	1,637.0		1,797.1
Revenue less pass-through costs	1,414.3	1,233.8		1,390.1
Headline operating profit	180.9	137.7		188.5
Non-current assets	1,565.4	1,488.7
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	2,786.3	2,441.6		2,628.8
Revenue less pass-through costs	2,225.4	2,019.4		2,176.4
Headline operating profit	288.6	198.7		261.5
Non-current assets	2,618.8	2,745.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	3,653.7	3,459.3		3,953.5
Revenue less pass-through costs	2,908.3	2,765.4		3,245.7
Headline operating profit	368.3	312.2		448.6
Non-current assets	2,933.6	2,767.1
United States
Disclosure of geographical areas [line items]
Revenue	4,220.8	4,216.1		4,576.5
Revenue less pass-through costs	3,597.4	3,524.8		3,806.3
Headline operating profit	615.2	563.7		£ 620.6
Non-current assets	£ 4,730.1	£ 4,609.0

[1]	Figures have been restated as described in the accounting policies.